Related Parties - Sponsor, Trustee, Custodian and Marketing Fees		7 Months Ended
	Aug. 24, 2017	Mar. 31, 2018
Related Party Transactions [Abstract]
Related Parties - Sponsor, Trustee, Custodian and Marketing Fees

4. RELATED PARTIES - SPONSOR, TRUSTEE, CUSTODIAN AND MARKETING FEES

A fee is paid to the Sponsor as compensation for services performed under the Trust Agreement. In exchange for the Sponsor’s fee, the Sponsor has agreed to assume the following administrative and marketing expenses incurred by the Trust: the Trustee’s fee and out-of-pocket expenses, the custodian’s fee and reimbursement of the custodian expenses, NYSE Arca listing fees, SEC registration fees, printing and mailing costs, audit fees and expenses, and up to $100,000 per annum in legal fees and expenses. The Sponsor’s fee is payable at an annualized rate of 0.20% of the Trust’s Net Asset Value, accrued on a daily basis computed on the prior Business Day’s Net Asset Value and paid monthly in arrears.

The Sponsor, from time to time, may temporarily waive all or a portion of the Sponsor’s Fee at its discretion for a stated period of time. Presently, the Sponsor does not intend to waive any part of its fee.

Affiliates of the Trustee, as well as affiliates of the Custodian, may from time to time act as Authorized Participants or purchase or sell gold or Shares for their own account, as agent for their customers and for accounts over which they exercise investment discretion.

At the date of formation of the Trust, there were no amounts payable to related parties.

4. Related parties – Sponsor, Trustee and Custodian

The Sponsor and the Trustee are considered to be related parties to the Trust. The Trustee’s and Custodian’s fees are paid by the Sponsor and are not separate expenses of the Trust. The Trustee and the Custodian and their affiliates may from time to time act as Authorized Participants and purchase or sell Shares for their own account, as agent for their customers and for accounts over which they exercise investment discretion. In addition, the Trustee and the Custodian and their affiliates may from time to time purchase or sell gold directly, for their own account, as agent for their customers and for accounts over which they exercise investment discretion.